Cover	Nov. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2023
Entity Registrant Name	EIGER BIOPHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36183
Entity Tax Identification Number	33-0971591
Entity Address, Address Line One	2155 Park Blvd.
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	650
Local Phone Number	272-6138
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	EIGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001305253